Dec. 30, 2021
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17
Supplement to theFidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market FundDecember 30, 2021Prospectus
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17 | Fidelity® Treasury Money Market Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)